                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
ASSET-BACKED SECURITIES--7.8%
Ally Master Owner Trust 2010-2, Asset-Backed
Certificates:
Series 2010-2, Cl. A2, 1%, 9/17/12                          $  2,200,000   $    2,200,000
Series 2010-2, Cl. A4, 1%, 5/15/15                             4,775,000        4,801,740
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivable Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                 1,860,000        1,858,717
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
0.827%, 5/25/34(1)                                             6,830,731        6,021,043
Bank of America Auto Trust 2010-2, Automobile
Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17             2,775,000        2,796,144
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates:
Series 2006-A16, Cl. A16, 4.72%, 5/15/13                      10,325,000       10,515,855
Series 2010-A1, Cl. A1, 0.65%, 9/15/15(1)                      4,240,000        4,231,548
BMW Vehicle Owner Trust 2010-A, Asset-Backed Nts.,
Series 2010-A, Cl. A3, 1.39%, 4/25/14                          3,185,000        3,205,497
Capital One Multi-Asset Execution Trust, Credit Card
Asset-Backed Certificates, Series 2009-A2, Cl. A2,
3.20%, 6/15/11                                                 5,060,000        5,167,738
CarMax Auto Owner Trust 2010-2, Asset-Backed
Certificates, Series 2010-2, Cl. A3, 1.41%, 2/16/15(2)         8,950,000        8,949,834
CIT Equipment Collateral, Asset-Backed Certificates,
Series 2009-VT1, Cl. A2, 2.20%, 10/15/10(3)                    6,363,595        6,373,709
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                          4,512,803        4,555,801
Series 2010-A, Cl. A2, 0.81%, 3/25/15                          5,350,000        5,349,056
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)                    6,295,605        5,053,699
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(1)                    1,355,435        1,087,321
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.467%, 6/25/47(1)                                             3,940,000        3,320,939
Discover Card Master Trust, Credit Card Receivables:
Series 2008-A3, Cl. A3, 5.10%, 10/15/13                        5,250,000        5,425,128
Series 2009-A1, Cl. A1, 1.65%, 12/15/14(1)                     4,730,000        4,809,442
DT Auto Owner Trust, Automobile Receivable Nts., Series
2009-1, Cl. A1, 2.98%, 10/15/15                                3,360,119        3,370,121
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.437%, 7/25/36(1)                                             2,476,485        2,386,928
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.457%, 7/7/36(1)                                                912,983          830,127
Ford Credit Auto Lease Trust, Automobile Receivable
Nts., Series 2010-A, Cl. A, 1.04%, 3/15/13(3)                  9,590,000        9,600,739
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11                         4,079,399        4,088,038
Series 2010-A, Cl. A4, 2.15%, 6/15/15                          6,140,000        6,245,089
GE Capital Credit Card Master Note Trust, Asset-Backed
Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                     4,275,000        4,445,367
Honda Auto Receivables 2010-2 Owner Trust, Automobile
Receivable Nts., Series 2010-2, Cl. A3, 1.35%, 5/20/13         4,800,000        4,821,296


                  1 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3,
Cl. A1, 0.608%, 1/20/35(1)                                  $  2,112,593   $    1,989,951
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.458%, 3/20/36(1)                                      931,478          922,998
Hyundai Auto Receivables Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14        2,330,000        2,343,836
Merrill Auto Trust Securitization 2007-1, Asset-Backed
Nts., Series 2007-1, Cl. A4, 0.41%, 12/15/13(1)                4,279,386        4,260,050
National City Credit Card Master Note Trust,
Asset-Backed Nts., Series 2005-1, Cl. A, 0.40%,
8/15/12(1)                                                     9,705,000        9,700,667
Nissan Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A3, 1.39%, 1/15/16                          4,820,000        4,830,892
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                     1,870,045        1,629,490
Volvo Financial Equipment LLC, Asset-Backed
Certificates, Series 2010-1A, Cl. A3, 1.56%, 6/17/13(3)        2,395,000        2,399,412
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                        4,160,000        4,297,731
                                                                           --------------
Total Asset-Backed Securities (Cost $157,256,812)                             153,885,943
                                                                           --------------
MORTGAGE-BACKED OBLIGATIONS--58.7%
GOVERNMENT AGENCY--52.3%
FHLMC/FNMA/FHLB/SPONSORED--48.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                    363,218          385,073
5%, 8/15/33                                                   13,985,173       14,868,569
6%, 5/15/18-10/15/29                                          16,917,352       18,535,448
6.50%, 4/15/18-4/1/34                                          8,545,572        9,410,267
6.50%, 5/25/29(4)                                                334,013          371,819
7%, 8/15/16-10/1/37                                            4,529,547        5,088,053
7.50%, 2/15/32-4/25/36                                         9,116,600       10,426,786
8%, 4/1/16                                                     1,200,845        1,314,678
8.50%, 3/15/31                                                   265,799          310,126
9%, 8/1/22-5/1/25                                                358,983          402,023
10%, 8/16/21                                                      53,560           62,394
11%, 12/15/20                                                     89,336          103,083
11.50%, 6/15/20-12/3/20                                          151,205          167,441
11.75%, 1/15/16-4/15/19                                            5,298            5,848
12%, 6/15/15                                                      10,298           10,588
12.50%, 7/15/19                                                   38,709           44,551
13%, 8/15/15                                                      53,610           61,937
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.025%, 6/15/21(1)                            12,387           12,389
Series 151, Cl. F, 9%, 5/15/21                                    50,759           56,414
Series 1695, Cl. F, 3.195%, 3/15/24(1)                         3,162,134        3,203,848
Series 2006-11, Cl. PS, 23.294%, 3/25/36(1)                    2,156,005        3,068,067
Series 2035, Cl. PC, 6.95%, 3/15/28                            1,960,634        2,040,150
Series 2084, Cl. ZC, 6.50%, 8/15/28                            1,157,620        1,214,460
Series 2122, Cl. FD, 0.70%, 2/15/29(1)                         1,601,134        1,604,380


                  2 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2132, Cl. FN, 1.254%, 3/15/29(1)                     $  2,533,778   $    2,557,233
Series 2148, Cl. ZA, 6%, 4/15/29                               3,337,692        3,629,585
Series 2195, Cl. LH, 6.50%, 10/15/29                           3,947,756        4,331,918
Series 2220, Cl. PD, 8%, 3/15/30                                 446,349          502,044
Series 2281, Cl. Z, 6.50%, 2/15/31                             5,767,963        6,327,343
Series 2319, Cl. BZ, 6.50%, 5/15/31                            8,940,737        9,650,461
Series 2326, Cl. ZP, 6.50%, 6/15/31                            1,975,742        2,177,122
Series 2344, Cl. FP, 1.30%, 8/15/31(1)                         1,393,296        1,416,859
Series 2368, Cl. TG, 6%, 10/15/16                                368,612          398,214
Series 2392, Cl. FB, 0.95%, 1/15/29(1)                           479,654          483,022
Series 2396, Cl. FE, 0.95%, 12/15/31(1)                          584,752          589,027
Series 2401, Cl. FA, 1%, 7/15/29(1)                              616,347          621,715
Series 2435, Cl. EQ, 6%, 5/15/31                                  13,228           13,228
Series 2464, Cl. FI, 1.35%, 2/15/32(1)                         1,119,295        1,136,705
Series 2470, Cl. LF, 1.35%, 2/15/32(1)                         1,145,135        1,166,460
Series 2471, Cl. FD, 1.35%, 3/15/32(1)                         1,917,000        1,952,206
Series 2481, Cl. AF, 0.90%, 3/15/32(1)                         1,119,704        1,123,602
Series 2500, Cl. FD, 0.85%, 3/15/32(1)                         1,030,275        1,035,617
Series 2504, Cl. FP, 0.85%, 3/15/32(1)                         2,179,616        2,184,749
Series 2526, Cl. FE, 0.75%, 6/15/29(1)                         1,472,372        1,478,745
Series 2530, Cl. FD, 0.85%, 2/15/32(1)                         2,231,683        2,237,482
Series 2538, Cl. F, 0.95%, 12/15/32(1)                           341,709          343,391
Series 2550, Cl. FI, 0.70%, 11/15/32(1)                        1,289,630        1,289,162
Series 2551, Cl. FD, 0.75%, 1/15/33(1)                         1,549,889        1,554,188
Series 2572, Cl. HK, 4%, 2/1/17                                3,018,865        3,078,365
Series 2648, Cl. JE, 3%, 2/1/30                                6,962,186        7,034,448
Series 2664, Cl. NA, 5.50%, 2/15/26                              589,943          591,986
Series 2676, Cl. KY, 5%, 9/15/23                               4,862,000        5,300,857
Series 2677, Cl. LD, 4.50%, 3/1/17                             8,800,218        9,197,191
Series 2684, Cl. PC, 5%, 5/1/28                                8,830,600        8,981,530
Series 2911, Cl. CU, 5%, 2/1/28                                6,987,963        7,209,159
Series 3025, Cl. SJ, 23.468%, 8/15/35(1)                         513,993          730,673
Series 3035, Cl. DM, 5.50%, 11/15/25                               6,881            6,882
Series 3046, Cl. NA, 5.50%, 12/15/25                             142,692          142,707
Series 3057, Cl. BL, 5.50%, 6/15/27                              771,377          775,483
Series 3061, Cl. MB, 5.50%, 5/1/30                             8,325,000        8,707,362
Series 3094, Cl. HS, 23.101%, 6/15/34(1)                       1,300,396        1,634,582
Series 3099, Cl. PA, 5.50%, 9/15/25                            2,466,558        2,497,126
Series 3134, Cl. FA, 0.65%, 3/15/36(1)                        19,100,495       19,209,597
Series 3171, Cl. NE, 6%, 5/15/27                                 739,676          741,213
Series 3242, Cl. QA, 5.50%, 3/1/30                             2,268,077        2,343,995
Series 3306, Cl. PA, 5.50%, 10/1/27                            1,812,948        1,850,477
Series R013, Cl. AB, 6%, 12/1/21                               4,523,932        4,684,900
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Mutliclass Pass-Through Certificates,
Series 2915, Cl. GA, 4.50%, 12/1/21                            8,751,192        9,029,550


                  3 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 11.101%, 2/1/28(5)                      $    628,010   $      139,928
Series 205, Cl. IO, 8.192%, 9/1/29(5)                          3,676,698          934,480
Series 206, Cl. IO, 11.374%, 12/1/29(5)                          167,375           44,733
Series 2074, Cl. S, 53.416%, 7/17/28(5)                          825,387          170,005
Series 2079, Cl. S, 63.719%, 7/17/28(5)                        1,346,639          285,414
Series 224, Cl. IO, 2.671%, 3/1/33(5)                          2,436,885          494,665
Series 243, Cl. 6, 2.264%, 12/15/32(5)                         1,721,098          336,616
Series 2470, Cl. AS, 53.833%, 3/15/32(5)                       1,094,189          178,051
Series 2493, Cl. S, 56.076%, 9/15/29(5)                          975,588          167,167
Series 2526, Cl. SE, 39.60%, 6/15/29(5)                        2,034,261          353,832
Series 2796, Cl. SD, 66.326%, 7/15/26(5)                         408,839           69,375
Series 2819, Cl. S, 49.021%, 6/15/34(5)                       16,951,809        3,123,198
Series 2835, Cl. BS, 37.478%, 12/15/28(5)                     13,643,209        1,103,547
Series 2920, Cl. S, 67.862%, 1/15/35(5)                        9,194,317        1,273,912
Series 3000, Cl. SE, 99.999%, 7/15/25(5)                      10,053,709        1,223,955
Series 3045, Cl. DI, 35.495%, 10/15/35(5)                     27,569,705        3,581,556
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                       1,533,092          160,677
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 9.988%, 12/1/31(6)                         1,463,579        1,314,371
Series 219, Cl. PO, 9.345%, 3/1/32(6)                          4,366,463        3,946,815
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20                                         23,707,955       25,311,021
5%, 2/25/18-7/25/22                                           68,699,510       73,902,551
5.50%, 11/1/21-8/1/36                                         88,083,433       95,071,482
5.50%, 7/1/25(2)                                               8,170,000        8,826,157
5.50%, 8/25/33-11/1/33(4)                                     27,972,042       30,172,218
5.863%, 1/25/12                                                7,647,898        8,068,680
6%, 7/25/14-10/25/33                                          38,988,525       42,848,222
6%, 7/1/25-1/1/36(2)                                          37,901,355       41,511,526
6.50%, 6/25/17-1/1/34                                         38,791,044       42,865,471
7%, 7/25/13-2/25/36                                           23,109,362       25,983,233
7.50%, 2/25/27-8/25/33                                        26,312,212       29,952,203
8%, 6/25/17                                                        1,274            1,413
8.50%, 7/1/32                                                    192,150          217,428
9%, 8/25/19                                                        9,678           11,177
9.50%, 11/25/21                                                    8,261            9,153
10.50%, 12/25/14                                                  17,947           19,384
11%, 11/25/15-8/13/19                                            456,516          511,719
11.25%, 3/10/16                                                   53,303           60,656
11.50%, 8/8/19                                                    72,945           81,572
12%, 1/25/16-8/25/16                                             115,468          127,397
12.50%, 8/25/15-12/25/15                                          44,707           48,140
13%, 9/8/15-8/25/26                                              110,129          116,830
Federal National Mortgage Assn. Grantor Trust, Gtd.
Trust Pass-Through Certificates, Trust 2001-T6, Cl. B,
6.088%, 5/25/11                                               10,125,000       10,549,446


                  4 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                         $     62,239   $       69,533
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                             32,846           36,565
Trust 1992-34, Cl. G, 8%, 3/25/22                                 44,178           46,439
Trust 1997-16, Cl. PD, 7%, 3/18/27                             3,385,825        3,827,291
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                            418,270          462,763
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                         2,185,625        2,414,870
Trust 2001-69, Cl. PF, 1.347%, 12/25/31(1)                     2,568,009        2,628,039
Trust 2002-12, Cl. PG, 6%, 3/25/17                             9,215,584       10,027,917
Trust 2002-19, Cl. PE, 6%, 4/25/17                               772,728          838,021
Trust 2002-29, Cl. F, 1.347%, 4/25/32(1)                       1,285,821        1,315,352
Trust 2002-39, Cl. FD, 1.348%, 3/18/32(1)                      1,603,221        1,650,480
Trust 2002-52, Cl. FD, 0.847%, 9/25/32(1)                      1,336,545        1,344,991
Trust 2002-53, Cl. FY, 0.847%, 8/25/32(1)                      1,600,900        1,606,088
Trust 2002-56, Cl. KW, 6%, 4/25/23                             1,035,465        1,040,087
Trust 2002-64, Cl. FJ, 1.347%, 4/25/32(1)                        396,268          405,495
Trust 2002-65, Cl. FB, 1.347%, 7/25/32(1)                      2,441,612        2,498,683
Trust 2002-68, Cl. FH, 0.848%, 10/18/32(1)                       776,708          779,880
Trust 2002-74, Cl. KF, 0.697%, 3/25/17(1)                        181,984          181,890
Trust 2002-77, Cl. TF, 1.348%, 12/18/32(1)                     5,175,824        5,297,778
Trust 2002-82, Cl. FE, 1.347%, 12/25/32(1)                     2,214,008        2,260,609
Trust 2002-9, Cl. PC, 6%, 3/25/17                              3,108,786        3,382,896
Trust 2002-90, Cl. FJ, 0.847%, 9/25/32(1)                        784,812          787,596
Trust 2002-90, Cl. FM, 0.847%, 9/25/32(1)                        754,627          757,304
Trust 2003-111, Cl. HF, 0.747%, 5/25/30(1)                     4,823,958        4,824,818
Trust 2003-116, Cl. FA, 0.747%, 11/25/33(1)                      862,208          866,315
Trust 2003-130, Cl. CS, 13.406%, 12/25/33(1)                   2,224,130        2,553,870
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                          3,676,000        4,117,605
Trust 2003-21, Cl. FK, 0.747%, 3/25/33(1)                        129,486          130,004
Trust 2003-26, Cl. XF, 0.797%, 3/25/23(1)                      6,643,058        6,622,076
Trust 2003-45, Cl. AB, 3.75%, 5/1/33                           4,217,964        4,309,651
Trust 2004-101, Cl. BG, 5%, 1/25/20                            8,529,000        9,214,102
Trust 2004-29, Cl. QG, 4.50%, 12/1/32                          5,000,000        5,410,555
Trust 2004-7, Cl. J, 4%, 7/1/17                                8,626,424        8,903,770
Trust 2004-72, Cl. FB, 0.847%, 9/25/34(1)                      4,734,460        4,782,678
Trust 2004-9, Cl. AB, 4%, 7/1/17                               1,335,307        1,376,354
Trust 2004-91, Cl. AH, 4.50%, 5/1/29                           8,103,717        8,339,314
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                            7,597,868        8,475,063
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                        4,975,000        5,462,833
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                        8,786,788        9,664,681
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                        4,754,561        4,783,228
Trust 2005-12, Cl. JC, 5%, 6/1/28                              6,737,734        6,978,445
Trust 2005-45, Cl. XA, 0.687%, 6/25/35(1)                      5,655,409        5,647,983
Trust 2005-53, Cl. WC, 5%, 8/1/18                              6,168,488        6,359,516
Trust 2005-67, Cl. BF, 0.697%, 8/25/35(1)                      5,102,017        5,039,793
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                         12,409,858       13,179,741
Trust 2005-85, Cl. FA, 0.697%, 10/25/35(1)                    11,780,245       11,619,059
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                         4,919,159        5,053,072


                  5 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2006-46, Cl. SW, 22.926%, 6/25/36(1)                  $  2,066,047   $    2,824,400
Trust 2006-50, Cl. KS, 22.927%, 6/25/36(1)                     2,155,666        2,832,593
Trust 2006-50, Cl. SK, 22.927%, 6/25/36(1)                       397,889          514,743
Trust 2006-97, Cl. MA, 6%, 6/25/16                               663,765          669,711
Trust 2009-37, Cl. HA, 4%, 4/1/19                             12,682,127       13,352,131
Trust 2009-70, Cl. PA, 5%, 8/1/35                             26,671,130       28,750,440
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 37.452%, 12/18/31(5)                    1,840,181          307,930
Trust 2001-68, Cl. SC, 30.107%, 11/25/31(5)                    1,656,114          278,298
Trust 2001-81, Cl. S, 35.82%, 1/25/32(5)                       1,245,341          205,632
Trust 2002-28, Cl. SA, 37.376%, 4/25/32(5)                     1,030,093          154,648
Trust 2002-38, Cl. SO, 53.498%, 4/25/32(5)                     1,450,065          200,535
Trust 2002-39, Cl. SD, 40.038%, 3/18/32(5)                     1,555,970          263,577
Trust 2002-48, Cl. S, 35.038%, 7/25/32(5)                      1,702,091          278,921
Trust 2002-52, Cl. SD, 38.135%, 9/25/32(5)                     1,336,545          227,739
Trust 2002-52, Cl. SL, 35.131%, 9/25/32(5)                     1,075,650          174,999
Trust 2002-53, Cl. SK, 38.303%, 4/25/32(5)                       907,877          155,727
Trust 2002-56, Cl. SN, 37.422%, 7/25/32(5)                     2,311,728          381,892
Trust 2002-60, Cl. SM, 44.414%, 8/25/32(5)                     3,850,091          490,964
Trust 2002-77, Cl. IS, 46.863%, 12/18/32(5)                    2,075,561          316,196
Trust 2002-77, Cl. SH, 45.083%, 12/18/32(5)                    1,620,378          275,045
Trust 2002-9, Cl. MS, 34.134%, 3/25/32(5)                      1,901,066          324,431
Trust 2003-33, Cl. IA, 4.101%, 5/25/33(5)                        328,176           71,793
Trust 2003-33, Cl. SP, 51.665%, 5/25/33(5)                     4,632,384          753,717
Trust 2003-38, Cl. SA, 40.074%, 3/25/23(5)                     6,232,883          776,974
Trust 2003-4, Cl. S, 43.292%, 2/25/33(5)                       2,751,166          480,937
Trust 2005-122, Cl. SD, 28.481%, 6/25/35(5)                   11,962,015        1,183,676
Trust 2005-14, Cl. SE, 37.401%, 3/25/35(5)                    12,740,544        1,480,282
Trust 2005-40, Cl. SA, 61.685%, 5/25/35(5)                     5,060,373          719,695
Trust 2005-63, Cl. SA, 65.129%, 10/25/31(5)                    5,818,583          838,981
Trust 2005-63, Cl. X, 38.275%, 10/25/31(5)                        68,879            1,671
Trust 2005-71, Cl. SA, 68.241%, 8/25/25(5)                     6,632,826          871,013
Trust 2005-87, Cl. SE, 42.302%, 10/25/35(5)                   23,507,778        2,728,242
Trust 2005-87, Cl. SG, 89.146%, 10/25/35(5)                   16,139,326        1,959,898
Trust 2006-51, Cl. SA, 57.131%, 6/25/36(5)                    17,683,437        2,281,135
Trust 2006-60, Cl. DI, 35.92%, 4/25/35(5)                     11,672,452        1,277,849
Trust 2008-12, Cl. SE, 25.245%, 1/25/33(5)                     4,957,565          353,218
Trust 2009-106, Cl. SA, 19.282%, 1/25/40(5)                   31,160,304        3,432,398
Trust 221, Cl. 2, 20.651%, 5/1/23(5)                           2,488,202          500,384
Trust 254, Cl. 2, 18.126%, 1/1/24(5)                           3,168,188          670,335
Trust 294, Cl. 2, 11.673%, 2/1/28(5)                           3,555,204          881,791
Trust 301, Cl. 2, 1.333%, 4/1/29(5)                            2,002,017          446,239


                  6 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 321, Cl. 2, 14.58%, 4/1/32(5)                         $ 10,732,785   $    2,201,715
Trust 324, Cl. 2, 0.614%, 7/1/32(5)                            3,781,540          879,525
Trust 331, Cl. 10, 8.362%, 2/1/33(5)                           4,614,871          752,295
Trust 331, Cl. 4, 0%, 2/1/33(5, 7)                             4,111,631          661,190
Trust 331, Cl. 5, 6.546%, 2/1/33(5)                            6,164,328          981,488
Trust 331, Cl. 6, 1.027%, 2/1/33(5)                            6,181,511          981,028
Trust 334, Cl. 10, 0.445%, 2/1/33(5)                           2,372,459          373,134
Trust 339, Cl. 15, 0%, 7/1/33(5, 7)                            2,088,182          306,853
Trust 339, Cl. 7, 3.929%, 7/1/33(5)                            4,915,927          774,608
Trust 351, Cl. 8, 0%, 4/1/34(5, 7)                             4,187,985          572,177
Trust 356, Cl. 10, 0%, 6/1/35(5, 7)                            3,590,323          480,433
Trust 356, Cl. 12, 0.951%, 2/1/35(5)                           1,808,373          230,371
Trust 362, Cl. 12, 1.412%, 8/1/35(5)                           8,378,312        1,337,552
Trust 362, Cl. 13, 1.607%, 8/1/35(5)                           4,655,365          741,988
Trust 364, Cl. 15, 0%, 9/1/35(5, 7)                            2,982,323          430,872
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 10.263%,
9/1/32(6)                                                        948,485          851,899
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 1999-3, Cl. IO, 22.833%, 10/15/29(5)                   36,208,667          433,715
Series 2001-3, Cl. IO, 19.752%, 5/15/31(5)                    16,048,578          227,485
Series 2002-2, Cl. IO, 15.271%, 1/15/32(5)                    42,644,380          491,937
Series 2002-3, Cl. IO, 16.538%, 8/15/32(5)                    58,229,436        1,650,100
Series 2003-1, Cl. IO, 19.446%, 11/15/32(5)                   86,157,517        1,561,829
                                                                           --------------
                                                                              948,873,996
                                                                           --------------
GNMA/GUARANTEED--4.3%
Government National Mortgage Assn.:
4.50%, 7/1/40(2)                                              38,488,000       40,099,685
5%, 7/1/40(2)                                                 26,650,000       28,390,591
6.50%, 1/29/24                                                   174,687          194,480
7%, 1/29/28-2/8/30                                             1,159,224        1,316,279
7.50%, 6/29/28-8/29/28                                           606,495          690,700
8%, 9/29/28                                                       66,400           77,029
8.50%, 8/1/17-9/29/21                                            571,978          628,342
9.50%, 9/29/17                                                     2,472            2,812
10.50%, 11/29/17-7/15/21                                          97,454          111,240
11%, 11/8/19                                                     108,851          121,389
11.50%, 4/29/13-7/29/15                                           22,267           24,709
13%, 3/2/11-9/29/14                                                1,128            1,255
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 1999-32, Cl. ZB, 8%, 9/16/29                           10,010,050       11,422,516
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 50.179%, 7/16/28(5)                    2,770,105          592,686
Series 1998-6, Cl. SA, 67.568%, 3/16/28(5)                     1,692,519          336,877


                  7 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
GNMA/GUARANTEED CONTINUED
Series 2001-21, Cl. SB, 80.118%, 1/16/27(5)                 $  2,954,371   $      469,690
                                                                           --------------
                                                                               84,480,280
                                                                           --------------
NON-AGENCY--6.4%
COMMERCIAL--4.2%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2004-4, Cl. A3,
4.128%, 7/1/42                                                 2,885,094        2,883,565
CHL Mortgage Pass-Through Trust 2003-J5, Mtg.
Pass-Through Certificates, Series 2003-J5, Cl. 2A1, 5%,
7/1/18                                                         6,729,869        6,876,018
Citigroup Commercial Mortgage Trust 2006-C4, Commercial
Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3,
5.92%, 3/1/49(1)                                               2,340,000        2,499,024
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39         6,749,388        7,000,286
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39           6,505,000        6,612,956
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.887%,
5/25/35(1)                                                     5,723,537        4,207,879
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                    14,770,000       14,770,123
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                      5,010,000        5,200,914
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial
Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4,
5.124%, 11/11/32                                               5,600,000        5,986,954
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                7,520,000        7,736,065
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34             4,864,233        4,684,040
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg.
Asset-Backed Certificates, Series 2003-KEY1, Cl. A4,
5.236%, 11/1/35                                                8,400,000        8,996,505
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.829%, 2/1/37(1)        5,771,346        4,475,963
                                                                           --------------
                                                                               81,930,292
                                                                           --------------
MULTIFAMILY--0.9%
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. 2A1,
5.50%, 4/1/35                                                  2,616,983        2,362,459
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
Pass-Through Certificates, Series 2005-A2, Cl. A2,
2.80%, 2/1/35(1)                                              15,888,678       15,659,657
                                                                           --------------
                                                                               18,022,116
                                                                           --------------
RESIDENTIAL--1.3%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
5.92%, 9/1/47(1)                                               6,085,551        4,504,312
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-4, Cl. 2A1B, 5.17%, 10/25/35                                103,976          103,174
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
3.061%, 12/25/34(1)                                            1,907,951        1,858,152


                  8 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                              Principal
                                                               Amount           Value
                                                            ------------   --------------
RESIDENTIAL CONTINUED
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1,
6.066%, 10/25/36(1)                                         $ 11,888,863   $   10,885,836
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                  368,047          347,623
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A5, 6%, 9/25/36                                8,118,273        4,897,060
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                 3,626,271        2,322,068
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
2.998%, 9/1/34(1)                                              1,573,465        1,495,619
                                                                           --------------
                                                                               26,413,844
                                                                           --------------
Total Mortgage-Backed Obligations (Cost $1,099,104,351)                     1,159,720,528
                                                                           --------------
U.S. GOVERNMENT OBLIGATIONS--12.5%
Federal Home Loan Bank Unsec. Bonds:
3.625%, 10/18/13(8)                                           16,460,000       17,650,256
5.375%, 5/18/16                                                6,770,000        7,912,275
Federal Home Loan Mortgage Corp. Nts.:
2.875%, 2/9/15(8)                                             37,130,000       38,737,469
5%, 2/16/17                                                   17,785,000       20,339,495
5.25%, 4/18/16(8)                                             22,385,000       25,747,585
Federal National Mortgage Assn. Nts.:
2.375%, 7/28/15                                               31,000,000       31,373,984
4.375%, 10/15/15(8)                                           13,972,000       15,478,727
4.875%, 12/15/16                                               9,865,000       11,172,211
5%, 3/15/16                                                   13,165,000       14,996,765
5.375%, 7/15/16                                                7,399,000        8,590,483
Federal National Mortgage Assn. Sr. Unsec. Nts., 5.375%,
6/12/17                                                        5,000,000        5,837,910
U.S. Treasury Bills, 0.005%, 7/1/10                           50,000,000       50,000,000
                                                                           --------------
Total U.S. Government Obligations (Cost $242,103,889)                         247,837,160
                                                                           --------------
SHORT-TERM NOTES--21.6%
Federal Home Loan Bank:
0.001%, 7/1/10                                               217,750,000      217,750,000
0.06%, 7/7/10                                                 30,000,000       29,999,700
0.07%, 7/2/10                                                 11,850,000       11,849,980
0.08%, 7/12/10                                                30,000,000       29,999,267
0.08%, 7/16/10                                                55,000,000       54,998,167
0.08%, 7/21/10                                                35,000,000       34,998,444
0.09%, 7/14/10                                                47,845,000       47,843,219
                                                                           --------------
Total Short-Term Notes (Cost $427,438,777)                                    427,438,777
                                                                           --------------

                                                               Shares
                                                            ------------
INVESTMENT COMPANY--5.6%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.28%(9, 10) (Cost $110,650,000)                      110,650,000      110,650,000


                  9 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   June 30, 2010 (Unaudited)

                                                               Shares           Value
                                                            ------------   --------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(COST $2,036,553,829)                                                      $2,099,532,408
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--4.8%
OFI Liquid Assets Fund, LLC, 0.29%(9,10) (Cost
$93,864,400)                                                  93,864,400       93,864,400
TOTAL INVESTMENTS, AT VALUE (COST $2,130,418,229)                  111.0%   2,193,396,808
Liabilities in Excess of Other Assets                              (11.0)    (217,140,167)
                                                            ------------   --------------
Net Assets                                                         100.0%  $1,976,256,641
                                                            ============   ==============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,373,860 or 0.93% of the Fund's net assets as of June 30, 2010.

(4.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,214,653. See accompanying Notes.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $56,857,421 or 2.88% of the Fund's net assets as of June 30, 2010.

(6.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,113,085 or 0.31% of the Fund's net assets as of June 30, 2010.

(7.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(8.) Partial or fully-loaned security. See accompanying Notes.

(9.) Rate shown is the 7-day yield as of June 30, 2010.

(10.)Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES                                     SHARES
                                                     SEPTEMBER 30,      GROSS         GROSS        JUNE 30,
                                                         2009         ADDITIONS     REDUCTIONS       2010
                                                     -------------   -----------   -----------   -----------
OFI Liquid Assets Fund, LLC                             22,320,000   303,077,300   231,532,900    93,864,400
Oppenheimer Institutional Money Market Fund, Cl. E      82,900,000    39,650,000    11,900,000   110,650,000

                                                        VALUE        INCOME
                                                     ------------   --------
OFI Liquid Assets Fund, LLC                          $ 93,864,400   $ 72,991(a)
Oppenheimer Institutional Money Market Fund, Cl. E    110,650,000    147,266
                                                     ------------   --------
                                                     $204,514,400   $220,257
                                                     ============   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

FUTURES CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
--------------------------   --------   ---------   ----------   ------------   ----------------
U.S. Treasury Long Bonds     Buy              528      9/21/10   $ 67,320,000     $ 1,923,713
U.S. Treasury Nts., 2 yr.    Buy            2,960      9/30/10    647,731,253       2,350,630
U.S. Treasury Nts., 5 yr.    Sell             506      9/30/10     59,885,891        (859,972)
U.S. Treasury Nts., 10 yr.   Sell           1,037      9/21/10    127,081,109      (2,653,985)
                                                                                  -----------
                                                                                  $   760,386
                                                                                  ===========


                  10 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                      LEVEL 2--
                                      LEVEL 1--        OTHER          LEVEL 3--
                                     UNADJUSTED      SIGNIFICANT     SIGNIFICANT
                                       QUOTED        OBSERVABLE     UNOBSERVABLE
                                       PRICES          INPUTS          INPUTS           VALUE
                                    ------------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities             $         --   $  144,936,109    $8,949,834    $  153,885,943
Mortgage-Backed Obligations                   --    1,159,720,528            --     1,159,720,528
U.S. Government Obligations                   --      247,837,160            --       247,837,160
Short-Term Notes                              --      427,438,777            --       427,438,777
Investment Company                   110,650,000               --            --       110,650,000
Investments Purchased with Cash
   Collateral from Securities
   Loaned                                     --       93,864,400            --        93,864,400
                                    ------------   --------------    ----------    --------------
Total Investments, at Value          110,650,000    2,073,796,974     8,949,834     2,193,396,808
OTHER FINANCIAL INSTRUMENTS:
Futures margins                          258,351               --            --           258,351
                                    ------------   --------------    ----------    --------------
Total Assets                        $110,908,351   $2,073,796,974    $8,949,834    $2,193,655,159
                                    ------------   --------------    ----------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                     $   (147,671)  $           --    $       --    $     (147,671)
                                    ------------   --------------    ----------    --------------
Total Liabilities                   $   (147,671)  $           --    $       --    $     (147,671)
                                    ------------   --------------    ----------    --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level


                  11 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                  12 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $213,313,626
Sold securities                    86,769,138

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of June 30, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to


                  13 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.


                  14 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2010, the Fund had on loan securities valued at $91,962,453. Collateral of $93,864,400 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The


                  15 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 2,130,668,131
Federal tax cost of other investments       527,323,867
                                        ---------------
Total federal tax cost                  $ 2,657,991,998
                                        ===============
Gross unrealized appreciation           $    83,131,787
Gross unrealized depreciation               (19,642,724)
                                        ---------------
Net unrealized appreciation             $    63,489,063
                                        ===============


                  16 | Oppenheimer Limited-Term Government Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010